Leases	12 Months Ended
Dec. 31, 2023
Lessee Disclosure [Abstract]
Leases
9. Leases
The Group has operating leases for office space, with lease terms from within one year to around ten years. Additionally, certain lease agreements with NetEase Group contain variable payments, which are determined based on actual NetEase Group’s spaces occupied by the Group and are expensed as incurred and not included in the operating lease assets
and liabilities
.
A summary related to operating leases as of December 31, 2022 and 2023 is as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Operating lease right-of-use assets, net	78,405	89,022

Operating lease liabilities - current	35,562	38,842
Operating lease liabilities - non-current	43,635	49,337

Total operating lease liabilities	79,197	88,179

Weighted average remaining lease term	3.0 years	2.9 years
Weighted average discount rate	3.91%	3.72%

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Operating lease expenses	25,449	39,675	45,328
Short-term lease expenses	3,381	1,751	1,312
Variable lease expenses	24,008	28,659	27,371

Total lease expenses	52,838	70,085	74,011

Cash paid for amounts included in the measurement of operating lease liabilities	37,756	39,327	47,364
Right-of-use assets obtained in exchange for operating lease liabilities	85,731	24,574	61,903
Lease liabilities decrease due to early termination	44,469	30,368	8,933
A summary of maturity of operating lease liabilities under the Group’s non-cancelable
operating leases as of December 31, 2023 is as follows:

As of December 31, 2023
RMB
2024	42,394
2025	28,655
2026	15,461
2027	4,808
2028	2,111

Total operating lease liabilities	93,429

Less: interest	(5,250)

Present value of operating lease liabilities	88,179